UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2012

Date of reporting period:	11/30/2011

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of November 30, 2011 (Unaudited)

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.6%
BANK LOANS (a) — 88.9%
Airlines — 1.9%
Delta Air Lines, Inc.	Ba2	4.250%	03/07/16	$ 498	$ 473,869
Delta Air Lines, Inc.	Ba2	5.500%	04/20/17	100	94,887

					568,756

Automotive — 2.4%
Autoparts Holdings Ltd.	B1	6.500%	07/29/17	250	250,312
Chrysler Group LLC	Ba2	6.000%	05/24/17	499	457,354

					707,666

Building Materials & Construction — 1.6%
Atrium Cos., Inc.	Caa1	7.000%	04/30/16	272	237,526
Summit Materials Cos. I LLC	B2	6.500%	12/31/15	248	243,783

					481,309

Cable — 1.4%
Knology, Inc.	B1	4.000%	08/18/17	149	144,957
UPC Financing Partnership	Ba3	4.750%	12/31/17	275	271,219

					416,176

Capital Goods — 4.8%
Husky Injection Molding Systems	Ba3	6.500%	06/29/18	249	247,712
Norit Holding BV	B1	6.750%	07/10/17	125	123,438
Pro Mach, Inc.	B2	6.250%	07/06/17	249	244,387
Sensus USA, Inc.	Ba3	4.750%	05/09/17	299	292,157
SRAM LLC	Ba2	4.765%	06/07/18	244	241,773
Unifrax I LLC	B2	7.000%	11/28/18	300	298,500

					1,447,967

Chemicals — 5.2%
Houghton International, Inc.	B1	6.750%	01/29/16	497	495,002
Nexeo Solutions LLC	B1	5.000%	09/08/17	299	286,560
Nusil Tech	B1	5.250%	04/07/17	233	227,225
Polyone Corp.	Ba1	5.000%	11/30/17	100	99,917
Styron Corp.	B1	6.000%	08/02/17	249	213,211
Univar, Inc.	B2	5.000%	06/30/17	248	239,194

					1,561,109

Consumer — 5.1%
Acosta, Inc.	Ba3	4.750%	03/01/18	299	289,358
Realogy Corp.	B1	4.641%	10/10/16	18	15,888
Realogy Corp.	B1	4.641%	10/10/16	229	201,522
Revlon Consumer Products Corp.	Ba3	4.750%	11/19/17	224	221,772
Spectrum Brands	B1	5.000%	06/17/16	182	182,093
Travelport, Inc.	B1	4.869%	08/21/15	176	145,762
Visant Corp.	Ba3	5.250%	12/22/16	497	463,913

					1,520,308

Electric — 1.9%
Calpine Corp.	B1	4.500%	04/01/18	249	240,394
Calpine Corp.	B1	4.500%	04/01/18	249	241,644
Texas Competitive Electric Holdings Co. LLC	B2	4.891%	10/10/17	144	93,916

					575,954

Energy — Other — 1.0%
Frac Tech Services LLC	B2	6.250%	05/06/16	294	289,164

Foods — 9.5%
B&G Foods, Inc.	Ba2	4.500%	11/30/18	350	349,563
Del Monte Foods Co.	Ba3	4.500%	03/08/18	499	472,566
Dole Food Co., Inc.	Ba2	5.000%	07/08/18	70	69,476
Dole Food Co., Inc.	Ba2	5.000%	07/08/18	130	129,027
Dunkin Brands, Inc.	B2	4.000%	11/23/17	496	486,703
JBS USA LLC	Ba3	4.250%	05/25/18	274	268,826
Michael Foods, Inc.	B1	4.250%	02/25/18	150	147,380
OSI Restaurant Partners, Inc.	B3	2.499%	06/14/13	18	16,815
OSI Restaurant Partners, Inc.	B3	2.581%	06/14/14	182	172,384
Pierre Foods, Inc.	B1	7.000%	09/30/16	248	246,259
SUPERVALU	BB(b)	4.500%	04/30/18	248	239,938
Wm. Bolthouse Farms, Inc.	B1	5.500%	02/11/16	238	235,337

					2,834,274

Gaming — 3.1%
Caesars Entertainment Operating Co., Inc.	B3	3.417%	01/28/15	396	335,876
Global Cash Access, Inc.	B1	7.000%	03/01/16	99	99,071
Isle of Capri Casinos, Inc.	Ba3	4.750%	11/01/13	248	246,781
Las Vegas Sands LLC	Ba2	2.840%	11/23/16	42	39,602
Las Vegas Sands LLC	Ba2	2.840%	11/23/16	207	197,684

					919,014

Healthcare & Pharmaceutical — 12.2%
Alliance HealthCare Services, Inc.	Ba3	7.250%	06/01/16	341	303,795
Community Health Systems, Inc.	Ba3	3.955%	01/25/17	496	478,341
Drumm Investors LLC	B1	5.000%	05/04/18	349	296,738
Emdeon, Inc.	Ba3	6.750%	11/02/18	275	276,031
Emergency Medical Services	B1	5.250%	05/25/18	348	336,738
Grifols SA	Ba3	5.500%	06/01/16	100	99,475
Grifols SA	Ba3	6.000%	06/01/17	499	497,503
HCR Healthcare LLC	Ba3	5.000%	04/06/18	498	442,775
Health Management Associates, Inc.	Ba3	4.500%	11/16/18	500	496,875
IASIS Healthcare Corp.	Ba3	5.000%	05/03/18	249	239,940
Rural/Metro Corp.	Ba3	5.750%	06/30/18	175	170,417

					3,638,628

Insurance — 0.8%
Asurion LLC	Ba3	5.500%	05/24/18	239	229,538

Media & Entertainment — 5.8%
Crown Media Holdings, Inc.	Ba2	5.750%	07/14/18	100	97,755
Cumulus Media Holdings, Inc.	Ba2	5.750%	09/16/18	100	97,250
Getty Images, Inc.	Ba3	5.250%	11/07/16	200	200,125
Hubbard Radio LLC	Ba3	5.250%	04/28/17	200	196,009
Mood Media Corp.	Ba3	7.000%	05/06/18	75	68,921
Nielsen Finance LLC	Ba2	3.498%	05/02/16	496	483,205
Tribune Co.	NR	5.323%	06/04/14	250	153,203
Univision Communications, Inc.	B2	4.510%	03/31/17	500	447,344

					1,743,812

Metals — 0.6%
SunCoke Energy, Inc.	Ba1	4.006%	07/26/18	175	173,690

Non-Captive Finance — 3.9%
International Lease Finance Corp.	Ba2	6.750%	03/17/15	250	250,625
MIP Delaware LLC	Ba2	5.500%	07/12/18	136	134,492
Springleaf Financial Funding Co.	B2	5.500%	05/10/17	600	522,500
VFH Parent LLC	Ba1	7.500%	07/08/16	275	269,729

					1,177,346

Packaging — 4.9%
Bway Holding Co.	Ba3	4.500%	02/23/18	39	38,027
Bway Holding Co.	Ba3	4.500%	02/23/18	423	412,523
Exopack LLC	B1	6.500%	05/31/17	249	238,153
Pelican Products, Inc.(c)	B1	5.000%	03/07/17	298	294,773
Reynolds Group Holdings, Inc.	Ba3	6.500%	02/09/18	498	485,063

					1,468,539

Real Estate — 1.5%
CB Richard Ellis Services, Inc.	Ba1	3.748%	09/04/19	448	435,311

Retailers — 3.2%
Academy Sports & Outdoors	B2	6.000%	08/03/18	200	196,500
Leslie’s Poolmart, Inc	Ba3	4.500%	11/30/17	299	292,513
Nieman Marcus Group, Inc.	B2	4.750%	05/16/18	500	480,625

					969,638

Technology — 12.2%
Avaya, Inc.	B1	4.949%	10/26/17	298	262,461
CDW LLC	B2	4.250%	07/15/17	500	469,375
Fidelity National Information Services, Inc.	Ba1	5.250%	07/18/16	124	124,370
First Data Corp.	B1	4.358%	03/26/18	569	473,655
Freescale Semiconductor, Inc.	Ba3	4.496%	12/01/16	497	469,430
Interactive Data Corp.	Ba3	4.500%	02/11/18	299	292,996
Microsemi Corp.	Ba2	5.750%	02/03/18	500	500,000
NXP BV	B2	4.500%	03/03/17	550	517,000
Sensata Technologies, Inc.	B1	4.000%	05/12/18	349	344,848
U.S. Security Associates, Inc.	Ba3	1.500%	07/28/17	33	31,907
U.S. Security Associates, Inc.	Ba3	6.000%	07/28/17	167	163,843

					3,649,885

Telecommunications — 4.4%
Global TelLink Corp.	B1	5.000%	11/10/16	150	148,127
Intelsat Jackson Holdings SA	B1	5.250%	04/02/18	498	492,027
MetroPCS Wireless, Inc.	Ba1	4.100%	03/19/18	249	241,597
Mobilitie Investments II LLC	B2	5.500%	06/16/17	100	98,254
Neustar, Inc.	Ba2	5.000%	11/08/18	150	149,748
Syniverse Holdings, Inc.	B1	5.250%	12/21/17	199	198,438

					1,328,191

Transportation — 1.5%
Hertz Corp.	Ba1	3.750%	03/12/18	500	462,500

TOTAL BANK LOANS (cost $27,503,316)					26,598,775

CORPORATE BONDS — 9.7%
Cable — 0.6%
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	175	192,062

Capital Goods — 0.5%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	150	157,500

Energy — Other — 0.7%
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	200	215,000

Foods — 1.1%
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	150	153,750
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	150	171,750

					325,500

Gaming — 1.1%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125%	11/15/17	200	223,750
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $110,875; purchased 05/18/11)(c)(d)	B1	11.375%	07/15/16	100	101,250

					325,000

Media & Entertainment — 1.8%
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	200	218,500
LIN Television Corp., Gtd. Notes	Caa1	6.500%	05/15/13	99	97,639
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	200	228,000

					544,139

Non-Captive Finance — 0.9%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375%	10/01/12	125	115,000
CIT Group, Inc., Sec’d. Notes, 144A(c)	B2	7.000%	05/02/17	150	147,750

					262,750

Paper — 1.9%
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	250	272,500
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	175	185,500
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	100	102,000

					560,000

Technology — 1.1%
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(c)	Baa3	10.000%	05/01/14	150	170,250
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	150	158,250

					328,500

TOTAL CORPORATE BONDS (cost $2,976,398)		2,910,451

TOTAL LONG-TERM INVESTMENTS (cost $30,479,714)		29,509,226

	Shares
SHORT-TERM INVESTMENT — 4.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(e) (cost $1,247,737)	1,247,737	1,247,737

TOTAL INVESTMENTS — 102.8% (cost $31,727,451)(f)		30,756,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(824,043)

NET ASSETS — 100.0%		$ 29,932,920

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated

*	The Fund’s current Statement of Additional Information contains a description of Moody’s & Standard & Poor’s ratings.
†	The ratings reflected are as of November 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2011.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $110,875. The aggregate value of $101,250 is approximately 0.3% of net assets.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$31,766,920	$75,735	$(1,085,692)	$(1,009,957)

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$21,084,971	$5,513,804
Corporate Bonds	—	2,910,451	—
Affiliated Money Market Mutual Fund	1,247,737	—	—

Total	$1,247,737	$23,995,422	$5,513,804

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 03/30/11 (commencement of Fund)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(102,955)
Purchases	5,616,759
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 11/30/11	$5,513,804

*	Of which, $(102,955) was included in Net Assets relating to securities held at the reporting period end.

Prudential Government Income Fund

Schedule of Investments

as of November 30, 2011 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 93.5%
Collateralized Mortgage Obligations — 3.4%
$ 4,672	Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM, 5.500%, 09/15/17	$5,015,010
1,816	Ser. 2002-2501, Class MC, 5.500%, 09/15/17	1,941,436
6,650	Ser. 2002-2513, Class HC, 5.000%, 10/15/17	7,171,153
3,580	Ser. 2002-2518, Class PV, 5.500%, 06/15/19	3,626,581
2,513	Federal National Mortgage Association, Ser. 2002-18, Class PC, 5.500%, 04/25/17	2,603,067
1,669	Ser. 2002-57, Class ND, 5.500%, 09/25/17	1,782,626
279	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1, 0.877%, 10/25/28 FRN	242,304
932	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.481%, 02/25/34 FRN	830,661

		23,212,838
Commercial Mortgage-Backed Securities — 10.5%
1,004	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2, 5.381%, 01/15/49	1,003,954
4,000	Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A4, 5.405%, 12/11/40 FRN	4,377,868
3,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	3,181,674
3,000	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.943%, 06/10/46 FRN	3,289,245
3,300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	3,460,027
3,100	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.011%, 05/15/46 FRN	3,237,355

4,400		Federal Home Loan Mortgage Corp., Ser. 2010-K005, Class A2, 4.317%, 11/25/19	4,852,728
6,400		Ser. 2010-K007, Class A2, 4.224%, 03/25/20	7,050,642
5,100		Ser. 2010-K009, Class A2, 3.808%, 08/25/20	5,453,644
6,600		Ser. 2011-K013, Class A2, 3.974%, 01/25/21 FRN	7,138,046
1,727		Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,735,154
3,247		GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45 FRN	3,304,301
1,600		JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3, 6.005%, 06/15/49 FRN	1,678,197
3,415		Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4, 5.854%, 05/12/39 FRN	3,786,006
4,158		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2, 5.590%, 09/12/49	4,224,306
3,000		Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	3,311,886
3,000		NCUA Guaranteed Notes, Ser. 2010-C1, Class A2, 2.900%, 10/29/20	3,141,414
4,000		Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4, 5.923%, 05/15/43 FRN	4,404,224
3,000		Ser. 2006-C27, Class A3, 5.765%, 07/15/45 FRN	3,282,483

			71,913,154
Corporate Bonds — 1.0%
2,960		Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	2,070,727
1,235		Export Development Canada (Canada), 1.250%, 10/26/16	1,237,688
1,080		Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes, 2.375%, 08/25/21	1,052,856
850		National Bank of Canada (Canada), Covered Notes, 144A, 2.200%, 10/19/16	855,462
2,000	(a)	Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A, 1.625%, 09/14/16	1,961,144

			7,177,877

Mortgage-Backed Securities — 36.2%
1,938		Federal Home Loan Mortgage Corp., 2.479%, 05/01/34 FRN	2,049,706
10,428		4.000%, 06/01/26 - 12/01/40	10,893,705
10,500		4.500%, TBA 30 YR	11,041,406
16,495		5.000%, 06/01/33 - 05/01/34	17,670,849
3,276		5.500%, 05/01/37 - 01/01/38	3,542,969
1,146		6.000%, 08/01/32 - 09/01/34	1,272,825
696		6.500%, 01/01/12 - 09/01/32	786,805
170		7.000%, 09/01/32	195,697
118		8.000%, 03/01/22 - 08/01/22	137,658
80		8.500%, 01/01/17 - 09/01/19	89,705
60		9.000%, 01/01/20	62,299
50		11.500%, 10/01/19	52,186
5,954		Federal National Mortgage Association, 2.231%, 07/01/33 FRN	6,249,944
717		2.287%, 04/01/34 FRN	752,271
1,716		2.356%, 06/01/34 FRN	1,807,897
1,374		2.394%, 04/01/34 FRN	1,444,994
1,000	(b)	3.000%, TBA 15 YR	1,024,219
21,000		3.000%, TBA 15 YR	21,449,532
1,906		3.500%, 06/01/39	1,946,406
21,000		4.000%, TBA 30 YR	21,836,718
541		4.500%, 01/01/20	578,831
500	(b)	4.500%, TBA 30 YR	527,891
13,266		5.000%, 07/01/18 - 05/01/36	14,304,188
33,255		5.500%, 08/01/15 - 11/01/36	36,502,591
13,357		6.000%, 11/01/14 - 05/01/36	14,754,914
9,721		6.500%, 02/01/14 - 10/01/37	10,929,583
3,451		7.000%, 01/01/12 - 02/01/36	3,905,552
21		7.500%, 06/01/12 - 08/01/13	20,813
3		8.500%, 06/01/17 - 03/01/25	2,803
77		9.000%, 04/01/25	86,337
25		9.500%, 01/01/25 - 02/01/25	30,520
1,000	(b)	Government National Mortgage Association, 3.500%, TBA 30 YR	1,030,469
18,000	(b)	4.000%, TBA 30 YR	19,136,249
949		4.500%, 01/20/41	1,032,027
9,000	(b)	4.500%, TBA 30 YR	9,736,875
12,500		4.500%, TBA 30 YR	13,552,734
6,068		5.000%, 07/15/33 - 04/15/34	6,720,697
2,000		5.000%, TBA 30 YR	2,200,625
3,341		5.500%, 02/15/34 - 02/15/36	3,776,852
3,999		7.000%, 03/15/22 - 02/15/29	4,593,407

493		7.500%, 01/15/23 - 07/15/24	573,287
431		8.500%, 04/15/25	513,678
243		9.500%, 09/15/16 - 08/20/21	273,952

			249,092,666

Municipal Bond — 0.2%
1,170		Utah St. Build America Bonds, Ser. D, GO, 4.554%, 07/01/24	1,326,546

Small Business Administration Agencies — 1.1%
545		Small Business Administration Participation Certificates, Ser. 1995-20B, Class 1, 8.150%, 02/01/15	569,925
1,568		Ser. 1995-20L, Class 1, 6.450%, 12/01/15	1,676,935
1,832		Ser. 1996-20H, Class 1, 7.250%, 08/01/16	1,979,263
1,203		Ser. 1996-20K, Class 1, 6.950%, 11/01/16	1,308,884
400		Ser. 1997-20A, Class 1, 7.150%, 01/01/17	438,399
1,686		Ser. 1998-20I, Class 1, 6.000%, 09/01/18	1,832,551

			7,805,957

U.S. Government Agency Securities — 2.1%
1,310	(a)	Federal Home Loan Mortgage Corp., 5.125%, 11/17/17	1,567,506
1,345		Federal National Mortgage Association, 1.375%, 11/15/16	1,343,628
10,000	(c)	Financing Corp. FICO STRIPS, Ser. 1P, 1.920%, 05/11/18	8,847,480
1,240	(a)	Tennessee Valley Authority, 5.250%, 09/15/39	1,543,825
1,080		5.500%, 06/15/38	1,386,859

			14,689,298

U.S. Government Treasury Obligations — 39.0%
1,275	(a)	United States Treasury Bonds, 3.750%, 08/15/41	1,450,710
2,805	(a)	3.875%, 08/15/40	3,254,675
2,650		4.375%, 05/15/40	3,336,514
2,240		4.375%, 05/15/41	2,826,600
4,535	(a)	4.750%, 02/15/41	6,057,060
15,300		8.875%, 08/15/17	21,877,807
1,310	(a)	9.125%, 05/15/18	1,946,579
16,470		United States Treasury Notes, 0.125%, 08/31/13	16,435,907
8,430	(a)	0.375%, 11/15/14	8,426,704
29,685		0.875%, 11/30/16	29,571,366

7,000	(a)	1.000%, 09/30/16	7,031,171
7,640	(a)	2.000%, 11/15/21	7,592,250
36,710		2.125%, 05/31/15	38,731,913
4,410		3.000%, 09/30/16	4,846,863
4,790		3.125%, 08/31/13	5,030,061
20,000		3.125%, 10/31/16	22,100,000
10,835		3.250%, 03/31/17	12,067,481
5,000		3.500%, 02/15/18	5,657,420
		United States Treasury STRIPS, I/O,
12,400	(d)	0.600%, 05/15/15	12,146,978
21,230	(d)	2.690%, 05/15/24	15,227,239
16,500	(d)(e)	2.720%, 08/15/24	11,701,552
3,080	(d)	2.740%, 11/15/24	2,161,131
12,000	(a)(d)	3.060%, 02/15/24	8,698,596
9,120	(d)(e)	3.340%, 05/15/25	6,262,230
9,570	(a)(d)	3.700%, 05/15/27	6,055,695
6,300	(d)	3.770%, 11/15/27	3,913,125
6,300	(a)(d)	4.000%, 08/15/29	3,666,046

			268,073,673

		TOTAL LONG-TERM INVESTMENTS (cost $613,848,869)	643,292,009

SHORT-TERM INVESTMENTS — 24.4%

Shares
Affiliated Mutual Funds
12,455,581		Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $122,515,923)(f)	110,356,443
57,008,724		Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $57,008,724; includes $36,997,130 of cash collateral received for securities on loan)(f)(g)	57,008,724

		TOTAL SHORT-TERM INVESTMENTS (cost $179,524,647)	167,365,167

		TOTAL INVESTMENTS — 117.9% (cost $793,373,516)(h)	810,657,176
		LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (17.9%)	(122,855,794)

		NET ASSETS — 100.0%	$ 687,801,382

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corporation
FRN	Floating Rate Note
GO	General Obligation

I/O	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,823,066; cash collateral of $36,997,130 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Principal amount of $29,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield at November 30, 2011.
(d)	The rate shown is the effective yield at November 30, 2011.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$795,021,754	$29,926,241	$(14,290,819)	$15,635,422

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end and difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the current reporting period.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at November 30, 2011:

Number of Contracts	Type	Expiration Date	Value at November 30, 2011	Value at Trade Date	Unrealized Appreciation/ (Depreciation)(a)
	Long Positions:
238	2 Year U.S. Treasury Notes	Dec. 2011	$52,452,969	$52,454,011	$(1,042)
11	2 Year U.S. Treasury Notes	Mar. 2012	2,425,500	2,424,732	768
89	5 Year U.S. Treasury Notes	Dec. 2011	10,947,695	10,816,391	131,304
396	5 Year U.S. Treasury Notes	Mar. 2012	48,565,687	48,570,762	(5,075)
90	U.S. Ultra Bond	Dec. 2011	14,118,751	14,276,548	(157,797)
5	U.S. Ultra Bond	Mar. 2012	777,188	780,944	(3,756)
	Short Positions:
561	10 Year U.S. Treasury Notes	Mar. 2012	72,561,844	72,960,966	399,122
231	U.S. Long Bonds	Mar. 2012	32,657,625	33,060,862	403,237

					$766,761

(a)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2011.

Interest rate swap agreements outstanding at November 30, 2011:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$25,570	12/02/14	0.859%	3 month LIBOR(1)	$52,556	$—	$52,556	Citibank NA
2,200	09/14/16	1.206	3 month LIBOR(1)	(243)	—	(243)	Deutsche Bank AG
7,480	07/20/21	3.035	3 month LIBOR(2)	671,947	—	671,947	Citibank NA
7,530	11/23/21	2.148	3 month LIBOR(1)	22,295	—	22,295	Citibank NA
4,460	08/15/27	2.610	3 month LIBOR(1)	(642)	—	(642)	Citibank NA
5,775	08/15/27	2.612	3 month LIBOR(2)	(1,984)	—	(1,984)	Morgan Stanley Capital Services

				$743,929	$—	$743,929

LIBOR—London Interbank Offered Rate

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$23,212,838	$—
Commercial Mortgage-Backed Securities	—	71,913,154	—
Corporate Bonds	—	7,177,877	—
Mortgage-Backed Securities	—	249,092,666	—
Municipal Bond	—	1,326,546	—
Small Business Administration Agencies	—	7,805,957	—
U.S. Government Agency Securities	—	14,689,298	—
U.S. Government Treasury Obligations	—	268,073,673	—
Affiliated Mutual Funds	167,365,167	—	—
Other Financial Instruments*
Futures Contracts	766,761	—	—
Interest Rate Swaps	—	743,929	—

Total	$168,131,928	$644,035,938	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains and losses daily.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 19, 2012

*	Print the name and title of each signing officer under his or her signature.